UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Chief Legal Officer

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2007

1.850082.100

CEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.5%
Ford Motor Co.	16,356	$ 136,409
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,566	123,091
Sotheby's Class A (ltd. vtg.)	1,832	86,965
		210,056
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	2,322	105,814
McDonald's Corp.	4,204	212,512
		318,326
Household Durables - 0.5%
NVR, Inc. (a)	142	113,174
Leisure Equipment & Products - 0.9%
Mattel, Inc.	4,345	121,703
Polaris Industries, Inc.	1,720	94,755
		216,458
Media - 3.4%
Comcast Corp. Class A	2,146	58,822
McGraw-Hill Companies, Inc.	2,149	151,096
News Corp. Class A	7,475	165,123
Omnicom Group, Inc.	1,119	117,831
Regal Entertainment Group Class A	2,276	52,075
The Walt Disney Co.	6,635	235,144
Time Warner, Inc.	2,233	47,719
		827,810
Multiline Retail - 1.2%
Family Dollar Stores, Inc.	514	17,296
Kohl's Corp. (a)	1,909	143,786
Nordstrom, Inc.	1,899	98,615
Target Corp.	447	27,906
		287,603
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	2,333	108,018
American Eagle Outfitters, Inc.	2,545	68,715
Home Depot, Inc.	1,741	67,673
Lowe's Companies, Inc.	945	31,015
RadioShack Corp.	2,811	95,968
Sherwin-Williams Co.	1,109	75,013
		446,402
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,180	$ 66,965
TOTAL CONSUMER DISCRETIONARY		2,623,203
CONSUMER STAPLES - 9.6%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	1,579	84,224
PepsiCo, Inc.	2,007	137,138
The Coca-Cola Co.	4,774	252,974
		474,336
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	772	29,753
Kroger Co.	4,683	141,989
Safeway, Inc.	3,391	116,922
Sysco Corp.	1,683	55,741
Wal-Mart Stores, Inc.	5,279	251,280
Walgreen Co.	4,093	184,717
		780,402
Food Products - 0.9%
General Mills, Inc.	2,145	131,360
The J.M. Smucker Co.	1,575	90,878
		222,238
Household Products - 1.8%
Procter & Gamble Co.	6,759	429,534
Tobacco - 1.8%
Altria Group, Inc.	3,489	248,068
Reynolds American, Inc.	1,978	128,649
UST, Inc.	1,056	56,380
		433,097
TOTAL CONSUMER STAPLES		2,339,607
ENERGY - 10.8%
Energy Equipment & Services - 2.0%
Grant Prideco, Inc. (a)	622	35,323
National Oilwell Varco, Inc. (a)	1,493	141,014
Schlumberger Ltd. (NY Shares)	1,527	118,907
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	1,525	$ 100,650
Transocean, Inc. (a)	992	97,454
		493,348
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	4,842	394,575
ConocoPhillips	2,123	164,384
Exxon Mobil Corp.	11,307	940,403
Marathon Oil Corp.	1,328	164,420
Occidental Petroleum Corp.	3,202	176,014
Tesoro Corp.	1,893	117,139
Valero Energy Corp.	2,604	194,310
		2,151,245
TOTAL ENERGY		2,644,593
FINANCIALS - 19.4%
Capital Markets - 4.0%
Bear Stearns Companies, Inc.	536	80,379
Goldman Sachs Group, Inc.	1,039	239,822
Lehman Brothers Holdings, Inc.	2,271	166,646
Merrill Lynch & Co., Inc.	2,584	239,614
Morgan Stanley	2,939	249,933
		976,394
Commercial Banks - 3.0%
Comerica, Inc.	1,016	63,835
PNC Financial Services Group, Inc.	1,933	142,655
SVB Financial Group (a)	492	26,110
U.S. Bancorp, Delaware	1,228	42,464
Wachovia Corp.	3,887	210,637
Wells Fargo & Co.	6,768	244,257
		729,958
Consumer Finance - 0.3%
American Express Co.	660	42,887
Capital One Financial Corp.	433	34,545
		77,432
Diversified Financial Services - 6.2%
Bank of America Corp.	9,343	473,784
CIT Group, Inc.	1,004	60,170
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	10,017	$ 545,826
JPMorgan Chase & Co.	8,286	429,463
		1,509,243
Insurance - 4.3%
ACE Ltd.	2,262	139,271
American International Group, Inc.	3,542	256,228
CNA Financial Corp.	1,895	96,304
Hartford Financial Services Group, Inc.	854	88,107
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,700	105,247
The Chubb Corp.	2,452	134,541
W.R. Berkley Corp.	3,349	110,316
XL Capital Ltd. Class A	1,606	130,985
		1,060,999
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	1,642	25,352
ProLogis Trust	982	63,496
Thornburg Mortgage, Inc. (SBI)	2,021	56,042
		144,890
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	440	51,348
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	1,912	122,215
Freddie Mac	811	54,167
Washington Mutual, Inc.	273	11,936
		188,318
TOTAL FINANCIALS		4,738,582
HEALTH CARE - 12.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,588	89,452
Genentech, Inc. (a)	564	44,990
Gilead Sciences, Inc. (a)	781	64,643
		199,085
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	2,985	169,667
Kinetic Concepts, Inc. (a)	596	29,907
Medtronic, Inc.	797	42,376
		241,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
Aetna, Inc.	2,523	$ 133,542
Coventry Health Care, Inc. (a)	1,786	106,571
Express Scripts, Inc. (a)	867	88,521
McKesson Corp.	1,932	121,967
UnitedHealth Group, Inc.	2,052	112,388
WellPoint, Inc. (a)	2,034	165,588
		728,577
Life Sciences Tools & Services - 0.2%
Invitrogen Corp. (a)	311	22,529
Waters Corp. (a)	433	26,110
		48,639
Pharmaceuticals - 7.1%
Abbott Laboratories	2,402	135,353
Bristol-Myers Squibb Co.	1,465	44,404
Eli Lilly & Co.	3,454	202,473
Johnson & Johnson	5,280	334,066
King Pharmaceuticals, Inc. (a)	5,206	110,575
Merck & Co., Inc.	5,654	296,552
Pfizer, Inc.	14,271	392,310
Schering-Plough Corp.	5,820	190,547
Wyeth	684	39,563
		1,745,843
TOTAL HEALTH CARE		2,964,094
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	3,619	209,576
Lockheed Martin Corp.	1,645	161,375
Raytheon Co.	2,314	128,658
The Boeing Co.	2,383	239,706
United Technologies Corp.	1,767	124,662
		863,977
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	2,179	156,823
Airlines - 0.2%
SkyWest, Inc.	1,569	43,195
Commercial Services & Supplies - 0.2%
Equifax, Inc.	1,436	60,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Emerson Electric Co.	3,539	$ 171,465
Industrial Conglomerates - 4.1%
3M Co.	1,899	167,036
General Electric Co.	17,819	669,638
Tyco International Ltd.	4,918	164,064
		1,000,738
Machinery - 0.9%
Caterpillar, Inc.	1,875	147,338
Eaton Corp.	784	73,492
		220,830
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	796	74,131
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,005	88,490
TOTAL INDUSTRIALS		2,680,004
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	14,205	382,399
QUALCOMM, Inc.	1,058	45,441
		427,840
Computers & Peripherals - 4.3%
Apple, Inc. (a)	1,997	242,755
Hewlett-Packard Co.	6,952	317,776
International Business Machines Corp.	3,405	362,973
NCR Corp. (a)	2,218	119,040
		1,042,544
Electronic Equipment & Instruments - 0.4%
AVX Corp.	2,786	50,120
Mettler-Toledo International, Inc. (a)	562	55,245
		105,365
Internet Software & Services - 1.1%
eBay, Inc. (a)	4,563	148,571
Google, Inc. Class A (sub. vtg.) (a)	220	109,505
		258,076
IT Services - 1.5%
Electronic Data Systems Corp.	4,347	125,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	981	$ 58,124
Mastercard, Inc. Class A	572	85,543
The Western Union Co.	4,633	104,011
		372,915
Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology, Inc. (a)	4,569	64,971
Atmel Corp. (a)	6,294	35,183
Intel Corp.	5,224	115,816
Lam Research Corp. (a)	2,021	108,447
National Semiconductor Corp.	3,586	96,535
Teradyne, Inc. (a)	3,345	56,932
Texas Instruments, Inc.	2,758	97,523
Xilinx, Inc.	2,586	73,649
		649,056
Software - 3.9%
BMC Software, Inc. (a)	815	27,009
CA, Inc.	1,039	27,565
Cadence Design Systems, Inc. (a)	4,177	94,860
McAfee, Inc. (a)	1,098	40,362
Microsoft Corp.	17,222	528,199
Oracle Corp. (a)	11,806	228,800
		946,795
TOTAL INFORMATION TECHNOLOGY		3,802,591
MATERIALS - 3.4%
Chemicals - 1.7%
Celanese Corp. Class A	3,135	114,083
Dow Chemical Co.	650	29,497
Lubrizol Corp.	1,448	95,163
Monsanto Co.	2,774	170,878
		409,621
Metals & Mining - 1.7%
Cleveland-Cliffs, Inc.	1,074	94,823
Freeport-McMoRan Copper & Gold, Inc. Class B	1,641	129,147
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	1,776	$ 119,951
United States Steel Corp.	736	83,286
		427,207
TOTAL MATERIALS		836,828
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	11,052	456,890
CenturyTel, Inc.	1,720	85,002
Citizens Communications Co.	5,590	88,602
Qwest Communications International, Inc. (a)	4,684	48,198
Verizon Communications, Inc.	6,792	295,656
		974,348
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	4,933	112,719
TOTAL TELECOMMUNICATION SERVICES		1,087,067
UTILITIES - 2.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	599	28,530
Edison International	2,341	136,410
FPL Group, Inc.	1,292	82,598
		247,538
Multi-Utilities - 1.6%
Dominion Resources, Inc.	1,373	121,634
Public Service Enterprise Group, Inc.	1,622	144,261
Sempra Energy	1,790	109,763
		375,658
TOTAL UTILITIES		623,196
TOTAL COMMON STOCKS (Cost $23,929,574)		24,339,765
Investment Companies - 0.4%

S&P Depositary Receipts Trust unit Series 1 (Cost $96,145)	633	97,071
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.62% to 4.84% 6/21/07 (c) (Cost $19,945)	$ 20,000	$ 19,947
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 5.33% (b) (Cost $1,744,912)	1,744,912	1,744,912
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $25,790,576)		26,201,695
NET OTHER ASSETS - (7.0)%		(1,702,865)
NET ASSETS - 100%		$ 24,498,830
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 E-Mini Index Contracts	June 2007	$ 76,645	$ 593
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,947.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,678
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $25,791,193. Net unrealized appreciation aggregated $410,502, of which $528,653 related to appreciated investment securities and $118,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2007

1.850083.100

GEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.4%
Ford Motor Co.	9,173	$ 76,503
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,727	82,844
ITT Educational Services, Inc. (a)	708	80,139
Sotheby's Class A (ltd. vtg.)	1,142	54,211
		217,194
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	1,822	83,029
Marriott International, Inc. Class A	1,618	74,509
McDonald's Corp.	1,037	52,420
Wendy's International, Inc.	2,043	81,986
Yum! Brands, Inc.	987	66,840
		358,784
Household Durables - 0.8%
Black & Decker Corp.	944	89,142
NVR, Inc. (a)	72	57,384
		146,526
Leisure Equipment & Products - 0.2%
Mattel, Inc.	1,073	30,055
Media - 4.3%
Comcast Corp. Class A	1,004	27,520
EchoStar Communications Corp. Class A (a)	1,244	57,299
McGraw-Hill Companies, Inc.	1,925	135,347
Meredith Corp.	1,244	77,389
News Corp. Class A	6,111	134,992
Omnicom Group, Inc.	1,061	111,723
Regal Entertainment Group Class A	3,331	76,213
The Walt Disney Co.	3,625	128,470
Viacom, Inc. Class B (non-vtg.) (a)	509	22,864
		771,817
Multiline Retail - 2.5%
Dollar Tree Stores, Inc. (a)	1,858	78,612
Family Dollar Stores, Inc.	2,144	72,146
Kohl's Corp. (a)	1,599	120,437
Nordstrom, Inc.	1,834	95,240
Target Corp.	1,242	77,538
		443,973
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	1,657	76,719
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	2,600	$ 70,200
AutoZone, Inc. (a)	307	39,489
Home Depot, Inc.	3,236	125,783
Lowe's Companies, Inc.	2,179	71,515
RadioShack Corp.	2,779	94,875
Sherwin-Williams Co.	1,150	77,786
		556,367
TOTAL CONSUMER DISCRETIONARY		2,601,219
CONSUMER STAPLES - 8.3%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	822	43,845
PepsiCo, Inc.	2,657	181,553
The Coca-Cola Co.	4,267	226,108
		451,506
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	1,958	75,461
Kroger Co.	2,626	79,620
Longs Drug Stores Corp.	882	50,521
Wal-Mart Stores, Inc.	4,441	211,392
Walgreen Co.	3,058	138,008
		555,002
Food Products - 0.6%
General Mills, Inc.	1,142	69,936
Wm. Wrigley Jr. Co.	670	39,262
		109,198
Household Products - 1.0%
Energizer Holdings, Inc. (a)	212	21,001
Procter & Gamble Co.	2,585	164,277
		185,278
Tobacco - 1.1%
Altria Group, Inc.	1,555	110,561
UST, Inc.	1,442	76,988
		187,549
TOTAL CONSUMER STAPLES		1,488,533
Common Stocks - continued
	Shares	Value
ENERGY - 5.0%
Energy Equipment & Services - 2.5%
Dresser-Rand Group, Inc. (a)	2,350	$ 83,660
Global Industries Ltd. (a)	1,605	38,055
National Oilwell Varco, Inc. (a)	1,286	121,463
Schlumberger Ltd. (NY Shares)	896	69,772
Tidewater, Inc.	1,229	81,114
Transocean, Inc. (a)	439	43,127
		437,191
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	494	40,256
CNX Gas Corp. (a)	1,709	50,347
Exxon Mobil Corp.	1,641	136,482
Occidental Petroleum Corp.	1,387	76,243
Tesoro Corp.	1,188	73,513
Valero Energy Corp.	1,027	76,635
		453,476
TOTAL ENERGY		890,667
FINANCIALS - 9.2%
Capital Markets - 4.3%
A.G. Edwards, Inc.	977	86,132
Bear Stearns Companies, Inc.	411	61,634
Franklin Resources, Inc.	670	90,946
Goldman Sachs Group, Inc.	979	225,973
Lehman Brothers Holdings, Inc.	1,082	79,397
Merrill Lynch & Co., Inc.	1,140	105,712
Morgan Stanley	1,162	98,816
Northern Trust Corp.	266	17,311
		765,921
Commercial Banks - 0.1%
Wells Fargo & Co.	756	27,284
Consumer Finance - 0.4%
American Express Co.	1,242	80,705
Diversified Financial Services - 0.4%
JPMorgan Chase & Co.	1,248	64,684
Insurance - 1.7%
CNA Financial Corp.	1,375	69,878
Philadelphia Consolidated Holdings Corp. (a)	1,665	68,598
Principal Financial Group, Inc.	652	39,642
Prudential Financial, Inc.	471	48,051
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	727	$ 39,890
The Travelers Companies, Inc.	703	38,082
		304,141
Real Estate Investment Trusts - 1.1%
ProLogis Trust	932	60,263
Rayonier, Inc.	617	27,740
Taubman Centers, Inc.	1,206	66,354
Thornburg Mortgage, Inc. (SBI)	1,417	39,293
		193,650
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	2,348	87,393
Jones Lang LaSalle, Inc.	735	85,775
		173,168
Thrifts & Mortgage Finance - 0.2%
Freddie Mac	484	32,326
TOTAL FINANCIALS		1,641,879
HEALTH CARE - 18.1%
Biotechnology - 2.4%
Amgen, Inc. (a)	2,190	123,363
Cephalon, Inc. (a)	686	56,945
Genentech, Inc. (a)	1,044	83,280
Gilead Sciences, Inc. (a)	1,118	92,537
ImClone Systems, Inc. (a)	1,664	68,756
OSI Pharmaceuticals, Inc. (a)	296	11,177
		436,058
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	2,698	153,354
Edwards Lifesciences Corp. (a)	1,369	68,724
Kinetic Concepts, Inc. (a)	1,355	67,994
Medtronic, Inc.	1,413	75,129
Mentor Corp.	1,263	51,076
Zimmer Holdings, Inc. (a)	416	36,633
		452,910
Health Care Providers & Services - 4.5%
Aetna, Inc.	583	30,858
Coventry Health Care, Inc. (a)	1,440	85,925
Express Scripts, Inc. (a)	1,063	108,532
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	1,167	$ 72,412
Laboratory Corp. of America Holdings (a)	1,077	84,803
McKesson Corp.	1,577	99,556
Medco Health Solutions, Inc. (a)	517	40,202
UnitedHealth Group, Inc.	1,975	108,171
Wellcare Health Plans, Inc. (a)	529	48,689
WellPoint, Inc. (a)	1,510	122,929
		802,077
Life Sciences Tools & Services - 0.9%
Invitrogen Corp. (a)	578	41,870
Varian, Inc. (a)	546	32,132
Waters Corp. (a)	1,432	86,350
		160,352
Pharmaceuticals - 7.8%
Abbott Laboratories	3,733	210,355
Bristol-Myers Squibb Co.	3,126	94,749
Eli Lilly & Co.	2,962	173,632
Johnson & Johnson	6,771	428,401
King Pharmaceuticals, Inc. (a)	3,434	72,938
Merck & Co., Inc.	2,916	152,944
Pfizer, Inc.	1,090	29,964
Schering-Plough Corp.	5,512	180,463
Wyeth	766	44,305
		1,387,751
TOTAL HEALTH CARE		3,239,148
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.3%
Honeywell International, Inc.	2,310	133,772
L-3 Communications Holdings, Inc.	738	70,302
Lockheed Martin Corp.	1,517	148,818
Raytheon Co.	1,789	99,468
The Boeing Co.	2,383	239,706
United Technologies Corp.	1,069	75,418
		767,484
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,906	137,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
SkyWest, Inc.	1,847	$ 50,848
Commercial Services & Supplies - 0.5%
Equifax, Inc.	1,945	81,748
Construction & Engineering - 0.3%
EMCOR Group, Inc. (a)	968	63,491
Electrical Equipment - 1.7%
Acuity Brands, Inc.	1,157	70,241
Emerson Electric Co.	3,111	150,728
Rockwell Automation, Inc.	1,339	91,119
		312,088
Industrial Conglomerates - 3.4%
3M Co.	1,296	113,996
General Electric Co.	11,117	417,777
Tyco International Ltd.	2,094	69,856
		601,629
Machinery - 1.6%
Caterpillar, Inc.	1,524	119,756
Eaton Corp.	819	76,773
Manitowoc Co., Inc.	1,192	90,330
		286,859
Road & Rail - 0.2%
Con-way, Inc.	682	38,669
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	902	79,421
TOTAL INDUSTRIALS		2,419,412
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 3.4%
ADC Telecommunications, Inc. (a)	3,958	66,297
Adtran, Inc.	1,093	29,577
Cisco Systems, Inc. (a)	12,555	337,981
Corning, Inc. (a)	1,177	29,425
QUALCOMM, Inc.	3,362	144,398
		607,678
Computers & Peripherals - 7.4%
Apple, Inc. (a)	2,541	308,884
Dell, Inc. (a)	2,565	68,922
EMC Corp. (a)	8,398	141,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	5,433	$ 248,342
International Business Machines Corp.	3,915	417,339
NCR Corp. (a)	1,507	80,881
Network Appliance, Inc. (a)	2,104	67,728
		1,333,938
Electronic Equipment & Instruments - 0.8%
AVX Corp.	3,829	68,884
Mettler-Toledo International, Inc. (a)	845	83,064
		151,948
Internet Software & Services - 1.9%
eBay, Inc. (a)	4,425	144,078
Google, Inc. Class A (sub. vtg.) (a)	351	174,710
Yahoo!, Inc. (a)	623	17,880
		336,668
IT Services - 2.1%
DST Systems, Inc. (a)	921	77,115
Electronic Data Systems Corp.	3,017	86,920
Fiserv, Inc. (a)	1,538	91,127
The Western Union Co.	4,433	99,521
Total System Services, Inc.	688	22,835
		377,518
Semiconductors & Semiconductor Equipment - 4.7%
Amkor Technology, Inc. (a)	4,675	66,479
Intel Corp.	9,620	213,275
Lam Research Corp. (a)	1,653	88,700
Linear Technology Corp.	1,158	41,561
National Semiconductor Corp.	3,238	87,167
Novellus Systems, Inc. (a)	2,230	68,439
Teradyne, Inc. (a)	2,110	35,912
Texas Instruments, Inc.	4,396	155,443
Xilinx, Inc.	3,099	88,260
		845,236
Software - 5.8%
BMC Software, Inc. (a)	2,582	85,567
CA, Inc.	2,149	57,013
Cadence Design Systems, Inc. (a)	3,421	77,691
McAfee, Inc. (a)	2,768	101,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	19,816	$ 607,750
Oracle Corp. (a)	5,274	102,210
		1,031,983
TOTAL INFORMATION TECHNOLOGY		4,684,969
MATERIALS - 2.7%
Chemicals - 1.4%
Celanese Corp. Class A	1,049	38,173
Lubrizol Corp.	1,026	67,429
Monsanto Co.	2,261	139,278
		244,880
Containers & Packaging - 0.2%
Pactiv Corp. (a)	1,326	45,044
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,211	95,306
Nucor Corp.	1,085	73,281
Southern Copper Corp.	324	28,732
		197,319
TOTAL MATERIALS		487,243
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
CenturyTel, Inc.	825	40,772
Citizens Communications Co.	4,786	75,858
		116,630
Wireless Telecommunication Services - 0.8%
ALLTEL Corp.	270	18,500
Sprint Nextel Corp.	1,522	34,778
Telephone & Data Systems, Inc.	1,330	82,327
		135,605
TOTAL TELECOMMUNICATION SERVICES		252,235
Common Stocks - continued
	Shares	Value
UTILITIES - 0.8%
Electric Utilities - 0.4%
Exelon Corp.	595	$ 46,410
Pepco Holdings, Inc.	1,089	32,518
		78,928
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	802	71,330
TOTAL UTILITIES		150,258
TOTAL COMMON STOCKS (Cost $17,486,579)		17,855,563
Investment Companies - 0.3%

iShares Russell 1000 Growth Index Fund (Cost $61,754)	1,048	63,142
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.56% to 4.68% 6/21/07 (Cost $19,946)	$ 20,000	19,947
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 5.33% (b) (Cost $1,517,542)	1,517,542	1,517,542
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $19,085,821)		19,456,194
NET OTHER ASSETS - (8.5)%		(1,528,380)
NET ASSETS - 100%		$ 17,927,814
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,999
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $19,086,131. Net unrealized appreciation aggregated $370,063, of which $486,166 related to appreciated investment securities and $116,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2007

1.850084.100

VEI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.7%
Ford Motor Co.	13,963	$ 116,451
Diversified Consumer Services - 0.2%
Service Corp. International	2,999	41,926
Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	1,246	56,780
McDonald's Corp.	4,428	223,835
		280,615
Household Durables - 0.7%
Black & Decker Corp.	681	64,307
NVR, Inc. (a)	82	65,354
		129,661
Leisure Equipment & Products - 0.9%
Mattel, Inc.	3,629	101,648
Polaris Industries, Inc.	1,136	62,582
		164,230
Media - 3.8%
CBS Corp. Class B	2,267	75,400
Comcast Corp. Class A	675	18,502
Liberty Media Holding Corp. - Capital Series A (a)	246	27,773
Meredith Corp.	1,016	63,205
News Corp. Class A	4,136	91,364
Omnicom Group, Inc.	621	65,391
Regal Entertainment Group Class A	1,773	40,566
The Walt Disney Co.	5,287	187,371
Time Warner, Inc.	4,618	98,687
		668,259
Multiline Retail - 0.3%
Kohl's Corp. (a)	786	59,202
Specialty Retail - 0.8%
Aeropostale, Inc. (a)	1,690	78,247
American Eagle Outfitters, Inc.	2,115	57,105
		135,352
TOTAL CONSUMER DISCRETIONARY		1,595,696
CONSUMER STAPLES - 7.5%
Beverages - 0.8%
The Coca-Cola Co.	2,673	141,642
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Kroger Co.	3,967	$ 120,279
Safeway, Inc.	2,995	103,268
Walgreen Co.	778	35,111
		258,658
Food Products - 1.4%
General Mills, Inc.	1,966	120,398
Kraft Foods, Inc. Class A	1,484	50,219
The J.M. Smucker Co.	1,403	80,953
		251,570
Household Products - 2.2%
Procter & Gamble Co.	6,077	386,193
Tobacco - 1.6%
Altria Group, Inc.	1,998	142,058
Reynolds American, Inc.	1,611	104,779
UST, Inc.	668	35,665
		282,502
TOTAL CONSUMER STAPLES		1,320,565
ENERGY - 15.8%
Energy Equipment & Services - 0.9%
Global Industries Ltd. (a)	3,269	77,508
Tidewater, Inc.	1,302	85,932
		163,440
Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	907	45,033
Chevron Corp.	6,156	501,652
ConocoPhillips	2,749	212,855
Exxon Mobil Corp.	13,571	1,128,702
Marathon Oil Corp.	1,455	180,144
Occidental Petroleum Corp.	3,200	175,904
Overseas Shipholding Group, Inc.	1,041	82,812
Tesoro Corp.	1,632	100,988
Valero Energy Corp.	2,602	194,161
		2,622,251
TOTAL ENERGY		2,785,691
Common Stocks - continued
	Shares	Value
FINANCIALS - 32.5%
Capital Markets - 4.4%
Bear Stearns Companies, Inc.	169	$ 25,343
Goldman Sachs Group, Inc.	523	120,719
Lehman Brothers Holdings, Inc.	1,825	133,919
Merrill Lynch & Co., Inc.	2,597	240,820
Morgan Stanley	3,032	257,841
		778,642
Commercial Banks - 5.9%
BB&T Corp.	1,189	50,069
Comerica, Inc.	1,363	85,637
East West Bancorp, Inc.	1,167	47,310
PNC Financial Services Group, Inc.	1,708	126,050
Regions Financial Corp.	1,556	55,503
TCF Financial Corp.	2,174	61,372
U.S. Bancorp, Delaware	3,224	111,486
Wachovia Corp.	4,497	243,692
Wells Fargo & Co.	7,372	266,055
		1,047,174
Diversified Financial Services - 10.5%
Bank of America Corp.	10,451	529,970
CIT Group, Inc.	1,808	108,353
Citigroup, Inc.	12,873	701,450
JPMorgan Chase & Co.	9,894	512,806
		1,852,579
Insurance - 7.4%
ACE Ltd.	1,017	62,617
Allstate Corp.	646	39,729
American International Group, Inc.	3,751	271,347
CNA Financial Corp.	1,501	76,281
Delphi Financial Group, Inc. Class A	1,687	72,440
Genworth Financial, Inc. Class A (non-vtg.)	2,311	83,427
HCC Insurance Holdings, Inc.	2,156	70,954
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,467	90,822
OdysseyRe Holdings Corp.	963	41,293
Philadelphia Consolidated Holdings Corp. (a)	950	39,140
Phoenix Companies, Inc.	2,934	46,181
Prudential Financial, Inc.	1,019	103,958
Reinsurance Group of America, Inc.	1,036	64,874
The Chubb Corp.	867	47,572
The Travelers Companies, Inc.	748	40,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	1,925	$ 63,410
XL Capital Ltd. Class A	1,041	84,904
		1,299,468
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc.	4,872	75,224
Hospitality Properties Trust (SBI)	1,439	63,949
KKR Financial Holdings LLC	2,545	68,155
Rayonier, Inc.	1,125	50,580
Taubman Centers, Inc.	1,122	61,732
Thornburg Mortgage, Inc. (SBI)	3,094	85,797
		405,437
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	692	80,756
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	1,179	45,910
Fannie Mae	2,111	134,935
Freddie Mac	337	22,508
The PMI Group, Inc.	557	27,538
Washington Mutual, Inc.	908	39,698
		270,589
TOTAL FINANCIALS		5,734,645
HEALTH CARE - 7.8%
Health Care Providers & Services - 2.0%
Coventry Health Care, Inc. (a)	1,223	72,976
McKesson Corp.	1,206	76,135
UnitedHealth Group, Inc.	1,414	77,445
WellPoint, Inc. (a)	1,630	132,698
		359,254
Pharmaceuticals - 5.8%
Eli Lilly & Co.	1,863	109,209
Johnson & Johnson	1,884	119,201
King Pharmaceuticals, Inc. (a)	4,250	90,270
Merck & Co., Inc.	4,557	239,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	14,227	$ 391,100
Schering-Plough Corp.	2,319	75,924
		1,024,719
TOTAL HEALTH CARE		1,383,973
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	1,162	67,291
Lockheed Martin Corp.	790	77,499
Raytheon Co.	1,632	90,739
The Boeing Co.	701	70,514
		306,043
Airlines - 0.4%
SkyWest, Inc.	2,270	62,493
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,036	62,896
Industrial Conglomerates - 2.5%
General Electric Co.	11,742	441,264
Machinery - 0.5%
Eaton Corp.	1,034	96,927
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	375	33,019
TOTAL INDUSTRIALS		1,002,642
INFORMATION TECHNOLOGY - 4.2%
Computers & Peripherals - 2.8%
EMC Corp. (a)	4,434	74,890
Hewlett-Packard Co.	4,399	201,078
International Business Machines Corp.	1,121	119,499
NCR Corp. (a)	1,791	96,123
		491,590
Electronic Equipment & Instruments - 0.2%
Vishay Intertechnology, Inc. (a)	2,555	45,530
IT Services - 0.2%
The Western Union Co.	1,422	31,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	5,608	$ 79,746
Teradyne, Inc. (a)	2,225	37,870
		117,616
Software - 0.3%
Cadence Design Systems, Inc. (a)	2,717	61,703
TOTAL INFORMATION TECHNOLOGY		748,363
MATERIALS - 4.1%
Chemicals - 1.3%
Celanese Corp. Class A	2,366	86,099
Dow Chemical Co.	1,486	67,435
Lubrizol Corp.	1,228	80,704
		234,238
Containers & Packaging - 0.3%
Pactiv Corp. (a)	1,659	56,356
Metals & Mining - 2.3%
Chaparral Steel Co.	965	70,638
Cleveland-Cliffs, Inc.	1,089	96,148
Freeport-McMoRan Copper & Gold, Inc. Class B	1,408	110,810
Southern Copper Corp.	956	84,778
United States Steel Corp.	350	39,606
		401,980
Paper & Forest Products - 0.2%
International Paper Co.	598	23,424
TOTAL MATERIALS		715,998
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	14,642	605,300
CenturyTel, Inc.	1,930	95,381
Citizens Communications Co.	5,086	80,613
Embarq Corp.	1,494	96,004
Verizon Communications, Inc.	5,154	224,354
		1,101,652
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	5,004	$ 114,341
Telephone & Data Systems, Inc.	1,174	72,671
		187,012
TOTAL TELECOMMUNICATION SERVICES		1,288,664
UTILITIES - 5.9%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	587	27,959
Edison International	2,228	129,826
FPL Group, Inc.	1,887	120,636
Pepco Holdings, Inc.	1,894	56,555
Westar Energy, Inc.	2,219	58,826
		393,802
Gas Utilities - 0.5%
Energen Corp.	1,500	88,380
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	874	80,207
Multi-Utilities - 2.8%
Alliant Energy Corp.	1,390	60,048
Dominion Resources, Inc.	1,421	125,886
MDU Resources Group, Inc.	2,462	74,623
Public Service Enterprise Group, Inc.	1,452	129,141
Sempra Energy	1,582	97,008
		486,706
TOTAL UTILITIES		1,049,095
TOTAL COMMON STOCKS (Cost $17,320,511)		17,625,332
Investment Companies - 0.2%

iShares Russell 1000 Value Index Fund (Cost $43,501)	490	43,723
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.56% to 4.68% 6/21/07 (Cost $29,920)	$ 30,000	$ 29,920
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 5.33% (b) (Cost $869,935)	869,935	869,935
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $18,263,867)		18,568,910
NET OTHER ASSETS - (5.1)%		(902,299)
NET ASSETS - 100%		$ 17,666,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,019
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $18,264,036. Net unrealized appreciation aggregated $304,874, of which $403,624 related to appreciated investment securities and $98,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 25, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	July 25, 2007